Depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Depreciation and Amortization

	2017	2016	2015
	RMB million	RMB million	RMB million
Depreciation
– Owned assets	8,080	7,569	7,082
– Assets acquired under finance leases	4,883	4,849	4,684
Amortization of deferred benefits and gains	(161)	(131)	(148)
Other amortization	360	332	227

	13,162	12,619	11,845